Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share	Net Loss Per Share
Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	Year Ended December 31,
	2021	2020
		(As Restated) [1]
Numerator:
Net loss	$(217,778)	$(60,278)
Net loss attributable to ordinary shareholders - basic and diluted	$(217,778)	$(60,278)
Denominator:
Weighted-average number of common shares used in net loss per share - basic and diluted	43,553,504	36,285,113
Net loss per share - basic and diluted	$(5.00)	$(1.66)
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1 -See Note 2
The Company’s potentially dilutive securities, which include stock options and warrants, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to shareholders is the same. The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	Year Ended December 31,
	2021	2020
Public Warrants to purchase common shares	11,500,000	—
Restricted stock units	4,227,759	—
Options to purchase Common Shares	2,456,102	2,165,144
Earn-out shares	6,000,000	—
Exchangeable right liability (Note 16)	6,600,000	—
Warrants to purchase Common Shares	—	2,696,269
	30,783,861	4,861,413
The Company also had Convertible Loan Notes outstanding as of the year ended December 31, 2020 and ASAs outstanding as of the year ended December 31, 2020, each of which could have obligated the Company to issue common shares upon the occurrence of various future events at prices and in amounts that were not determinable until the occurrence of those future events. Because the necessary conditions for the conversion of these instruments had not been satisfied during the year ended December 31, 2020, the Company has excluded these instruments from the table above and the calculation of diluted net loss per share. These instruments were converted into shares of Legacy Wejo, and were ultimately converted into common stock of the Company in connection with the Business Combination (see Note 3).